Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Investments Abstract
Schedule of information on direct subsidiaries, joint arrangements and associates

	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Sales revenues (1)	Share-holders’ equity (deficit)	Net income (loss)for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	Several	100.00	100.00	42,613	63,714	3,848	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	2,246	1,077	189	Brazil
Petrobras Biocombustível S.A.	G&LCE	100.00	100.00	335	152	1	Brazil
Araucária Nitrogenados S.A.	RT&M	100.00	100.00	−	229	(80)	Brazil
Termomacaé S.A.	G&LCE	100.00	100.00	11	55	8	Brazil
Braspetro Oil Services Company - Brasoil	Corporate, others	100.00	100.00	−	1	−	Cayman Islands
Termobahia S.A.	G&LCE	98.85	98.85	−	60	10	Brazil
Baixada Santista Energia S.A.	G&LCE	100.00	100.00	−	50	(5)	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	Corporate, others	99.15	99.15	−	24	5	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72.00	49.00	14	3	2	Brazil
Petrobras Comercializadora de Gás e Energia e Participações S.A.	G&LCE	100.00	100.00	31	13	8	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	G&LCE	51.00	51.00	266	63	80	Brazil
Petrobras Bioeconomia FIDC IS	Corporate, others	49.01	49.01	−	21	2	Brazil
Associação Petrobras de Saúde - APS (2)	Corporate, others	93.47	93.47	988	144	12	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	57	47	13	Brazil
Joint ventures
Logum Logística S.A.	RT&M	30.00	30.00	−	202	(22)	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	−	35	30	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.33	−	(39)	(47)	Brazil
Brasympe Energia S.A.	G&LCE	20.00	20.00	−	13	(1)	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	34.54	50.00	−	22	4	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	−	−	−	Brazil
Associates
Braskem S.A. (3)	RT&M	36.15	47.03	−	(642)	72	Brazil
Energética SUAPE II S.A.	G&LCE	20.00	20.00	−	101	34	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	38.80	38.80	−	−	−	Brazil
Bioenergética Britarumã S.A.	G&LCE	30.00	30.00	−	−	−	Brazil
Transportadora Sulbrasileira de Gás - TSB	G&LCE	25.00	25.00	−	3	1	Brazil
(1) Sales revenues refer to the home country of companies. Regarding PIBBV, the composition of sales revenue is: 52% in the Netherlands, 27% in the United States, and 21% in Singapore.
(2) APS is a non-profit civil association, which carries out health assistance activities, and is consolidated in the Company’s financial statements.
(3) Equity and net income at September 30, 2025, most current public information.

Schedule of investments in associates and joint ventures

	Balance at 12.31.2024	Investments	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2025
Joint Ventures	481	4	−	107	1	−	(129)	464
MP Gulf of Mexico, LLC/PIB BV	298	−	−	58	(1)	−	(65)	290
Compañia Mega S.A. - MEGA	163	−	−	37	1	−	(52)	149
Other joint ventures	20	4	−	12	1	−	(12)	25
Associates	175	6	(4)	(159)	(175)	246	(6)	83
Other investments	3	−	−	−	−	−	−	3
Total	659	10	(4)	(52)	(174)	246	(135)	550

	Balance at 12.31.2023	Investments	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2024
Joint Ventures	481	13	−	125	(4)	−	(134)	481
MP Gulf of Mexico, LLC/PIB BV	340	−	−	75	1	−	(118)	298
Compañia Mega S.A. - MEGA	119	−	−	60	1	−	(17)	163
Other joint ventures	22	13	−	(10)	(6)	−	1	20
Associates	873	9	(12)	(752)	323	(261)	(5)	175
Other investments	4	−	−	−	(1)	−	−	3
Total	1,358	22	(12)	(627)	318	(261)	(139)	659

Schedule of investments in non- consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2025	12.31.2024	Type	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Associate
Braskem S.A.	212,427	212,427	Common	1.47	1.95	312	415
Braskem S.A.	75,762	75,762	Preferred A	1.43	1.87	109	142
						421	557

Schedule of condensed financial information

	FIDC		TBG
	2025	2024	2025	2024
Current assets	11,189	14,839	128	156
Property, plant and equipment	−	−	265	246
Other non-current assets	−	−	4	4
	11,189	14,839	397	406
Current liabilities	−	13	151	159
Non-current liabilities	−	−	182	186
Shareholders' equity	11,189	14,826	64	61
	11,189	14,839	397	406
Sales revenues	−	−	266	313
Net income	1,545	1,317	81	85
Increase (decrease) in cash and cash equivalents	(725)	203	(47)	(51)

Schedule of condensed financial information

	2025				2024

	Joint ventures			Associates(1)	Joint ventures			Associates(1)

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad		In Brazil	MP Gulf of Mexico, LLC	Other companies abroad

Current assets	268	488	224	4,882	345	400	271	6,102
Non-current assets	267	−	36	3,580	242	6	22	3,365
Property, plant and equipment	495	1,750	397	6,961	418	1,808	305	6,594
Other non-current assets	15	1	−	1,302	29	−	−	1,267
	1,045	2,239	657	16,725	1,034	2,214	598	17,328
Current liabilities	268	346	133	4,110	284	315	99	4,554
Non-current liabilities	538	381	87	12,400	498	425	19	12,641
Shareholders' equity	233	1,221	437	150	246	1,176	480	43
Non-controlling interest	6	291	−	65	6	298	−	90
	1,045	2,239	657	16,725	1,034	2,214	598	17,328

Sales revenues	798	692	203	9,840	786	1,124	149	14,430
Net Income (loss) for the year	(35)	276	107	29	(25)	481	208	(2,119)
Ownership interest - %	20 to 50%	20%	34 to 45%	20 to 38.8%	20 to 50%	20%	34 to 45%	20 to 38.8%
(1) Mainly composed of Braskem.